Short-Term Debts - Schedule of Short-Term Debts (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Short-term bank loans	¥ 0	¥ 34,754